Interim Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue	[1]		€ 2,518
Cost of Sales	[1]	€ 0	0
Gross profit	[1]		2,518
Research and Development expenses	[1]	(12,706)	(11,136)
General & administrative expenses	[1]	(4,506)	(5,457)
Other income	[1]	1,311	708
Other expenses	[1]	(49)	(5,424)
Operating loss	[1]	(15,950)	(18,791)
Financial income	[1]	244	337
Financial expenses	[1]	(259)	(5)
Loss before taxes	[1]	(15,965)	(18,459)
Income Taxes	[1]	0	0
Loss for the period	[1],[2]	€ (15,965)	€ (18,459)
Basic and diluted loss per share (in €)	[1]	€ (1.34)	€ (1.79)
Other comprehensive income/(loss)
Items that will not be reclassified to profit and loss	[1]	€ 0	€ 0
Remeasurements of post-employment benefit obligations, net of tax	[1]	0	0
Items that may be subsequently reclassified to profit or loss	[1]	3	(1,195)
Currency translation differences	[1]	3	(1,195)
Other comprehensive income / (loss) for the period, net of tax	[1]	3	(1,195)
Total comprehensive loss for the period	[1]	(15,962)	(19,654)
Total comprehensive loss for the period attributable to Equity Holders	[1],[2]	€ (15,962)	€ (19,654)

[1]	The interim condensed financial statements are unaudited financial statements
[2]	For the periods presented, the Group does not have any non-controlling interests and the loss for the period is fully attributable to owners of the parent.